Trade Accounts Payable and Other Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade Accounts Payable and Other Liabilities
21. Trade Accounts Payable and Other Liabilities

(CAD$ in millions)	December 31, 2024	December 31, 2023
Trade accounts payable and accruals	$1,547	$2,310
Commercial and government royalties	546	252
Payroll-related liabilities	318	351
QB variable consideration to IMSA (Note 12(a))	72	—
Settlement payables (Note 34(b))	70	36
Accrued interest	55	101
Capital project accruals	39	416
Current portion of downstream pipeline take-or-pay toll commitment	32	29
Contract liabilities – consignment sales	—	27
Other	56	132
	$2,735	$3,654